Warrants	3 Months Ended
Mar. 31, 2023
Warrants
Warrants

13. Warrants

A continuity of the Company’s outstanding share purchase warrants for the three months ended March 31, 2023 and the year ended December 31, 2022 is presented below:

	Number of warrants	Weighted average exercise price
Outstanding, December 31, 2021	7,844,329	$0.10
Issued	105,055,189	0.34
Exercised	(10,926,828)	0.13
Expired	(35,001)	0.07
Outstanding, December 31, 2022	101,937,689	$0.34
Issued	3,000	0.10
Exercised	(3,000)	0.10
Outstanding, March 31, 2023	101,937,689	$0.34

At March 31, 2023, the Company had the following outstanding share purchase warrants:

Outstanding	Exercise Price	Expiry Date
50,000	0.32 USD	June 6, 2023
21,705,438	0.45 CAD	March 15, 2024
3,383,939	0.45 CAD	March 16, 2024
2,954,545	0.45 CAD	March 17, 2024
10,614,123	0.45 CAD	March 18, 2024
21,431,754	0.45 CAD	March 24, 2024
2,653,000	0.45 CAD	March 28, 2024
37,643,450	0.50 CAD	June 29, 2025
1,501,440	0.31 CAD	June 29, 2025
101,937,689

As at March 31, 2023, the weighted average remaining contractual life of outstanding warrants is 1.46 years (December 31, 2022 – 1.71 years).

The Company has warrants issued previously in connection with private placements, or debt settlements where the exercise price of such warrants was denominated in USD. As such the warrants are classified as derivate liabilities.

As at March 31, 2023, the fair value of the warrants were remeasured at $987 using Black-Scholes option pricing model, with the following assumptions: expected dividend yield - 0%, expected volatility - 63%, risk-free interest rate – 4.40% and an expected remaining life of 0.18 years. The Company recognized a gain on the fair value change of $3,840 (2021 - loss of $568,773) for the three months ended March 31, 2023.

The following is a continuity of the Company’s derivative warrant liability:

Total
Balance, December 31, 2021	$472,899
Effect of change in functional currency	(309,006)
Exercise of warrants	(822,950)
Change in fair value of derivative	686,504
Foreign currency translation	(22,620)
Balance, December 31, 2022	$4,827
Change in fair value of derivative	(3,840)
Balance, March 31, 2023	$987

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Condensed Consolidated Interim Financial Statements

For the three months ended March 31, 2023 and 2022

(Expressed in U.S. dollars)

(Unaudited)